Debt - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 31, 2016	Mar. 31, 2017	Dec. 31, 2016	Mar. 01, 2017	Nov. 30, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Long-term debt, gross		$ 6,718	$ 6,706			$ 5,972
Senior notes [member] | Senior notes due 2025 [member]
Debt Instrument [Line Items]
Proceeds from issuance of long-term debt		$ 900
Debt instrument, interest rate, stated percentage		4.625%
Long-term debt, gross		$ 900	0
Senior notes [member] | Senior notes due 2027 [member]
Debt Instrument [Line Items]
Proceeds from issuance of long-term debt		$ 600
Debt instrument, interest rate, stated percentage		4.875%
Long-term debt, gross		$ 600	$ 0
Senior notes [member] | Senior notes due 2025 and senior notes due 2027 [Member]
Debt Instrument [Line Items]
Debt issuance costs, gross		21
Senior notes [member] | Senior notes due 2021 [member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage			5.625%
Long-term debt, gross		0	$ 1,500			1,500
Premium paid to redeem debt instrument		42
Write off of deferred debt issuance cost		18
Long-term debt, amount redeemed		$ 1,500
Senior notes [member] | Senior notes due 2024 [member]
Debt Instrument [Line Items]
Proceeds from issuance of long-term debt	$ 1,000
Debt instrument, interest rate, stated percentage	4.25%	4.25%	4.25%
Debt issuance costs, gross	$ 20
Long-term debt, gross		$ 1,000	$ 1,000			0
Secured debt [member] | Senior secured revolving credit facility [Member]
Debt Instrument [Line Items]
Debt issuance costs, gross					$ 5
Line of credit facility, maximum borrowing capacity		1,000	1,000
Letters of credit outstanding, amount		23	45
Line of credit facility, remaining borrowing capacity		$ 977	$ 955
Line of credit facility, unused capacity, commitment fee percentage			0.125%
Secured debt [member] | Senior secured term loan facility due 2020 [member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage			3.50%
Long-term debt, gross			$ 750	$ 750		4,225
Secured debt [member] | Senior secured term loan facility due 2023 [member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage		2.98%	3.26%
Debt issuance costs, gross	4	$ 3
Long-term debt, gross	$ 3,225	$ 3,959	$ 3,209	$ 3,209		$ 0
Debt instrument, basis spread on variable rate	2.50%	2.00%
Debt instrument, unamortized discount	$ 8